Other Payables and Accrued Liabilities	12 Months Ended
Dec. 31, 2017
Yangshuo County Xing Yuan Lead-Zinc Mine Co., Ltd. [Member]
Other Payables and Accrued Liabilities

NOTE 7 – OTHER PAYABLES AND ACCRUED LIABILITES

Deposits and other payables as of December 31, 2017 and 2016 consisted of:

	December 31, 2017	December 31, 2016
	(Audited)	(Audited)
Security deposits	$83,797	$72,253
Other payable	13,050	12,230
Accrued loan interest	407,923	364,247
Payroll payable	3,927	-
Total	$508,697	$448,730

Tang Dynasty Investment Group Limited [Member]
Other Payables and Accrued Liabilities

NOTE 7 –OTHER PAYABLES AND ACCRUED LIABILITIES

Deposits and other payables as of December 31, 2017 consisted of:

December 31, 2017

Security deposits	$83,797
Other payables	13,050
Accrued loan interest expenses	407,923
Payroll payable	3,927
Accrued expenses	50,881
Total	$559,578